Private Placement (Details) - USD ($)		12 Months Ended
	Jan. 05, 2021	Dec. 31, 2021	Dec. 31, 2020
Private Placement (Details) [Line Items]
Sale of additional warrants		8,625,000	7,500,000
Private placement, description	Each Private Warrant is exercisable to purchase one share of common stock at an exercise price of $11.50.
Private Placement Warrants [Member]
Private Placement (Details) [Line Items]
Aggregate purchase of private warrants		2,000,000
Price per warrant (in Dollars per share)		$ 1
Sale of additional warrants	225,000	6,675,000	6,000,000
Over-Allotment Option [Member]
Private Placement (Details) [Line Items]
Aggregate purchase price (in Dollars)		$ 6,000,000
Sale of additional warrants	450,000
Private Warrant [Member]
Private Placement (Details) [Line Items]
Price per warrant (in Dollars per share)	$ 1
Generating gross proceeds (in Dollars)	$ 675,000
Sponsor [Member] | IPO [Member]
Private Placement (Details) [Line Items]
Aggregate purchase of private warrants		4,000,000